Restructuring And Related Charges (Summary Of Costs Incurred And Cumulative Costs By Cost Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 60.4	$ 14.0	$ 19.5
Cumulative costs	65.7
Future costs to be incurred	30.1
Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	11.2	2.4	1.8
Cumulative costs	11.1
Future costs to be incurred	5.1
Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	49.2	$ 11.6	$ 17.7
Cumulative costs	54.6
Future costs to be incurred	$ 25.0